SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

Form N-1A

Securities Act Registration NO. 2-60951

Investment Company Act Registration NO. 811-2815

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
  Post-Effective Amendment NO. 48 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 49 [X]

COPLEY FUND, INC.
 (Exact Name of Registrant as Specified in Charter)

381 Pleasant Street, 2nd Floor
Fall River, MA 02721
(Address of Registrant's Principal Executive Offices (Zip Code)

Registrant's Telephone Number, including Area Code (508) 674-8459

Registered Agent, Inc.
769 Basque Way, Suite 300
Carson City, NV 09706
(Name and Address of Agent for Service)
Copy to:
David I. Faust, Esq.
Faust Oppenheim LLP
488 Madison Avenue, 17th Floor
New York, NY 10022
(212)751-7700

Approximate Date of Proposed Public Offering: As soon as practicable after this Amendment become effective.

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Notice required by Rule 24f-2 was filed with the Commission on May 29, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fall River, and Commonwealth of Massachusetts, on the 2nd day of July 2014.

COPLEY FUND, INC.

By: /s/ Irving Levine
Irving Levine, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Irving Levine	Chairman of the Board	July 2, 2014
Irving Levine	and President, Chief
Financial and Accounting
Officer

/s/ Albert Resnick, M.D.	Director	July 2, 2014
Albert Resnick, M.D.

/s/ Gary S. Gaines	Director	July 2, 2014
Gary S. Gaines

/s/ Roy C. Hale, CPA	Director	July 2, 2014
Roy C. Hale, CPA

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE